UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4992

MFS HIGH YIELD MUNICIPAL TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® High Yield Municipal Trust

8/31/10
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10

Issuer	Shares/Par	Value ($)
Municipal Bonds – 157.4%
Airport & Port Revenue – 3.9%
Dallas Fort Worth, TX, International Airport Rev. Improvement, “B”, AGM, 5%, 2025 $ 3,000,000	$3,083,670
Maryland Economic Development Corp. Rev. (Terminal Project), “B”, 5.75%, 2035 285,000	297,725
Port Authority NY & NJ, Cons Thirty Seventh, AGM, 5.125%, 2030	1,450,000	1,526,676

		$4,908,071

General Obligations - General Purpose – 0.4%
Luzerne County, PA, AGM, 6.75%, 2023	$455,000	$526,317

General Obligations - Improvement – 0.3%
Guam Government, “A”, 6.75%, 2029	$140,000	$159,095
Guam Government, “A”, 7%, 2039	160,000	180,581

		$339,676

General Obligations - Schools – 2.2%
Beverly Hills, CA, Unified School District, Capital Appreciation, (Election of 2008), 0%, 2029	$2,195,000	$903,396
Beverly Hills, CA, Unified School District, Capital Appreciation, (Election of 2008), 0%, 2031	275,000	99,118
Beverly Hills, CA, Unified School District, Capital Appreciation, (Election of 2008), 0%, 2032	280,000	94,685
Beverly Hills, CA, Unified School District, Capital Appreciation, (Election of 2008), 0%, 2033	560,000	177,038
Irving, TX, Independent School District, Capital Appreciation, “A”, PSF, 0%, 2016	1,000,000	906,470
Los Angeles, CA, Unified School District, “D”, 5%, 2034	165,000	173,771
San Jacinto, TX, Community College District, 5.125%, 2038	430,000	457,757

		$2,812,235

Healthcare Revenue - Hospitals – 37.2%
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “A”, 5.375%, 2029	$440,000	$472,793
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5%, 2028	435,000	344,685
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5.375%, 2040	625,000	474,156
Atchison, KS, Hospital Rev. (Atchison Hospital Assn.), “A”, 6.75%, 2030	320,000	320,528
Birmingham, AL, Baptist Medical Center, Special Care Facilities Rev. (Baptist Health Systems, Inc.), “A”, 5%, 2030	500,000	451,620
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	170,000	180,166
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 2039	185,000	198,200
California Health Facilities Financing Authority Rev. (Sutter Health), “A”, 5%, 2042	500,000	503,970
California Municipal Finance Authority Rev. (Eisenhower Medical Center), “A”, 5.75%, 2040	40,000	40,931
California Statewide Communities Development Authority Rev. (Catholic Healthcare West), “K”, ASSD GTY, 5.5%, 2041	625,000	662,481
California Statewide Communities Development Authority Rev. (Catholic Healthcare West), “L”, ASSD GTY, 5.25%, 2041	870,000	906,897
California Statewide Communities Development Authority Rev. (Children’s Hospital), 5%, 2047	290,000	243,742
California Statewide Communities Development Authority Rev. (St. Joseph Health System), FGIC, 5.75%, 2047	635,000	659,860
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2029	60,000	63,177
Delaware County, PA, Authority Rev. (Mercy Health Corp.), ETM, 6%, 2016 (c)	965,000	1,011,281
Delaware County, PA, Authority Rev. (Mercy Health Corp.), ETM, 6%, 2026 (c)	500,000	606,400
Erie County, PA, Hospital Authority Rev. (St. Vincent’s Health), “A”, 7%, 2027	410,000	420,201

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Gage County, NE, Hospital Authority No. 1, Health Care Facilities Rev. (Beatrice Community Hospital & Health Care Center), “B”, 6%, 2025	$70,000	$71,862
Gage County, NE, Hospital Authority No. 1, Health Care Facilities Rev. (Beatrice Community Hospital & Health Care Center), “B”, 6.5%, 2030	230,000	235,131
Gage County, NE, Hospital Authority No. 1, Health Care Facilities Rev. (Beatrice Community Hospital & Health Care Center), “B”, 6.75%, 2035	195,000	199,300
Garden City, MI, Hospital Finance Authority Rev. (Garden City Hospital), 5%, 2038	500,000	353,270
Genesee County, NY, Industrial Development Agency Civic Facility Rev. (United Memorial Medical Center), 5%, 2027	90,000	80,315
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 2035	205,000	237,333
Idaho Health Facilities Authority Rev. (IHC Hospitals, Inc.), ETM, 6.65%, 2021 (c)	2,750,000	3,717,863
Illinois Finance Authority Rev. (Children’s Memorial Hospital), “A”, ASSD GTY, 5.25%, 2047	870,000	897,918
Illinois Finance Authority Rev. (Kewanee Hospital), 5.1%, 2031	400,000	332,400
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 2034	485,000	567,663
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 2038	485,000	521,685
Indiana Health & Educational Facilities Finance Authority Rev. (Sisters of St. Francis Health Services, Inc.), “E”, AGM, 5.25%, 2041	660,000	685,667
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “A”, 5%, 2039	1,745,000	1,746,605
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 2037	945,000	945,350
Indiana Health & Educational Financing Authority Rev. (Community Foundation of Northwest Indiana ), “A”, 6%, 2034	425,000	439,565
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 2031	1,120,000	1,133,810
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 2036	410,000	414,440
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.375%, 2024	300,000	335,076
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 2027	100,000	111,168
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	570,000	612,516
Lake County, OH, Hospital Facilities Rev. (Lake Hospital Systems, Inc.), 5.625%, 2029	435,000	439,006
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 5.9%, 2028	210,000	205,850
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	880,000	843,806
Louisville & Jefferson County, KY, Metro Government Health Facilities Rev. (Jewish Hospital & St. Mary’s Healthcare), 6.125%, 2037	1,315,000	1,412,349
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	1,265,000	1,285,986
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2032	60,000	57,521
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	60,000	56,804
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System), “A”, 6.75%, 2039	735,000	861,347
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 6%, 2043	120,000	124,006
Massachusetts Health & Educational Facilities Authority Rev. (Boston Medical Center), 5.25%, 2038	1,000,000	961,750

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “E”, 6.75%, 2033	$250,000	$251,355
Massachusetts Health & Educational Facilities Authority Rev. (Milford-Whitinsville Hospital), “C”, 5.25%, 2018	500,000	488,300
Massachusetts Health & Educational Facilities Authority Rev. (Quincy Medical Center), “A”, 6.5%, 2038	485,000	444,600
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	125,000	121,786
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2036	825,000	794,714
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	585,000	613,747
New Hampshire Health & Education Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2012 (c)	175,000	194,553
New Hampshire Health & Education Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2032	25,000	25,471
New Hampshire Health & Educational Facilities Authority Rev. (Memorial Hospital at Conway), 5.25%, 2021	530,000	537,033
New Hanover County, NC, Hospital Rev., AGM, 5.125%, 2031	895,000	949,291
New Jersey Health Care Facilities, Financing Authority Rev. (Robert Wood Johnson University Hospital), 5%, 2031	30,000	30,854
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter’s University Hospital), 5.75%, 2037	545,000	554,216
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5%, 2017	285,000	273,515
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 2030	190,000	216,748
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2035	115,000	128,928
Norman, OK, Regional Hospital Authority Rev., 5%, 2027	155,000	136,220
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2029	90,000	80,945
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2036	235,000	200,218
Norman, OK, Regional Hospital Authority Rev., 5.125%, 2037	415,000	339,217
Olympia, WA, Healthcare Facilities Authority Rev. (Catholic Health Initiatives), “D”, 6.375%, 2036	1,095,000	1,239,047
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional Healthcare), 5.75%, 2012 (c)	150,000	167,769
Palomar Pomerado Health Care District, CA, COP, 6.75%, 2039	1,010,000	1,113,565
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 6.625%, 2023	375,000	375,218
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 5.5%, 2030	480,000	447,086
Rhode Island Health & Educational Building Corp. Rev., Hospital Financing (Lifespan Obligated Group), “A”, ASSD GTY, 7%, 2039	660,000	764,762
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	485,000	588,902
Salida, CO, Hospital District Rev., 5.25%, 2036	734,000	621,045
Scottsdale, AZ, Industrial Development Authority Hospital Rev. (Scottsdale Healthcare), “C”, ASSD GTY, 5%, 2035	60,000	61,615
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 2032	90,000	91,053
South Lake County, FL, Hospital District Rev. (South Lake Hospital), 6.375%, 2034	250,000	256,315
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 2029	85,000	89,234
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 2039	125,000	131,161
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.375%, 2015	427,000	429,506

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.5%, 2020	$550,000	$552,552
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.125%, 2026	500,000	478,705
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	1,085,000	1,037,607
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health Systems, Inc.), “A”, 5.5%, 2046	375,000	322,500
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	230,000	224,975
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	190,000	186,132
Virginia Small Business Financing Authority, Hospital Rev. (Wellmont Health Project), ‘‘A’’, 5.25%, 2037	470,000	454,857
Washington Health Care Facilities Authority Rev. (Multicare Health Systems), “B”, ASSD GTY, 6%, 2039	440,000	484,427
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 2029	105,000	110,570
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.4%, 2033	350,000	361,942
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc.), 6.1%, 2034	750,000	767,415
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.75%, 2012 (c)	450,000	489,384
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2034	935,000	883,865
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), “A”, 5.25%, 2025	390,000	391,041

		$46,952,411

Healthcare Revenue - Long Term Care – 25.5%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Casa de las Campanas), 6%, 2037	$90,000	$93,005
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement Systems, Inc.), “A”, 5.9%, 2025	750,000	648,255
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement Systems, Inc.), “A”, 7%, 2033	200,000	182,732
Boston, MA, Industrial Development Financing Authority Rev. (Springhouse, Inc.), 5.875%, 2020	235,000	234,988
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.125%, 2025	500,000	501,960
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2027	90,000	80,757
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2037	120,000	101,054
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 2039	215,000	219,311
California Statewide Communities Development Authority Rev. (Eskaton Properties, Inc.), 8.25%, 2010 (c)	695,000	719,290
Capital Projects Finance Authority, FL (Glenridge on Palmer Ranch), “A”, 8%, 2012 (c)	500,000	574,585
Chartiers Valley, PA, Industrial & Commercial Development Authority (Friendship Village), “A”, 5.75%, 2020	1,000,000	1,000,340
Chartiers Valley, PA, Industrial & Commercial Development Authority Rev. (Asbury Health Center), 6.375%, 2024	1,000,000	1,003,370
Colorado Health Facilities Authority Rev. (American Housing Foundation, Inc.), 8.5%, 2011 (c)	530,000	578,956
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), “A”, 5.75%, 2037	500,000	451,805

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), 5%, 2035	$1,100,000	$962,819
Colorado Health Facilities Authority Rev. (Evangelical Lutheran), “A”, 6.125%, 2038	120,000	122,942
Columbus, GA, Housing Authority Rev. (Calvary Community, Inc.), 7%, 2019	400,000	370,072
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.125%, 2029	695,000	727,901
Fulton County, GA, Residential Care Facilities (Canterbury Court), “A”, 6.125%, 2026	500,000	483,760
Hamden, CT, Facility Rev. (Whitney Center Project), “A”, 7.625%, 2030	65,000	70,201
Hamden, CT, Facility Rev. (Whitney Center Project), “A”, 7.75%, 2043	325,000	346,466
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 2044	140,000	162,033
Houston, TX, Health Facilities Development Corp. (Buckingham Senior Living Community), “A”, 7%, 2014 (c)	500,000	607,460
Howard County, MD, Retirement Facilities Rev. (Vantage House Corp.), “A”, 5.25%, 2033	200,000	159,798
Huntington, NY, Housing Authority Rev. (Gurwin Senior Jewish Residences), “A”, 5.875%, 2019	390,000	384,127
Huntington, NY, Housing Authority Rev. (Gurwin Senior Jewish Residences), “A”, 6%, 2029	650,000	595,413
Illinois Finance Authority Rev. (Evangelical Retirement Homes of Greater Chicago, Inc.), 7.25%, 2045	850,000	886,525
Illinois Finance Authority Rev. (Smith Village), “A”, 6.25%, 2035	1,000,000	879,640
Illinois Health Facilities Authority Rev. (Smith Crossing), “A”, 7%, 2032	525,000	498,372
Indiana Health Facilities Financing Authority Rev. (Hoosier Care, Inc.), “A”, 7.125%, 2034	995,000	916,703
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), 9.25%, 2011 (c)	860,000	938,578
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “B”, 5.75%, 2018	460,000	435,270
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “B”, 5.75%, 2028	1,475,000	1,248,868
James City County, VA, Economic Development (WindsorMeade Project), “A”, 5.5%, 2037	440,000	283,404
Kentucky Economic Development Finance Authority Health Facilities Rev. (AHF/Kentucky-Iowa, Inc.), 8%, 2029	375,000	377,993
La Verne, CA, COP (Brethren Hillcrest Homes), “B”, 6.625%, 2025	525,000	531,510
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 2037	695,000	622,386
Massachusetts Development Finance Agency Rev. (Alliance Health of Brockton, Inc.), “A”, 7.1%, 2032	1,040,000	961,012
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.5%, 2027	185,000	140,326
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.75%, 2035	45,000	32,949
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 5.625%, 2015	190,000	190,065
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 6.9%, 2032	125,000	126,424
Massachusetts Development Finance Agency Rev. (The Groves in Lincoln), “A”, 7.75%, 2039	80,000	85,534
Massachusetts Development Finance Agency Rev. (The Groves in Lincoln), “A”, 7.875%, 2044	115,000	122,718
Massachusetts Industrial Finance Agency Rev. (GF/Massachusetts, Inc.), 8.3%, 2023	725,000	370,446
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Blakeford at Green Hills), 5.65%, 2024	575,000	540,782
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.125%, 2028	150,000	131,436
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	600,000	507,714

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.75%, 2025	$400,000	$370,156
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.875%, 2037	300,000	261,567
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 2026	500,000	462,905
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 2036	500,000	442,930
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), “A”, 8.25%, 2010 (c)	700,000	718,109
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6.125%, 2035	195,000	179,642
Roseville, MN, Elder Care Facilities (Care Institute, Inc.), 7.75%, 2023	1,630,000	1,280,805
Savannah, GA, Economic Development Authority, First Mortgage (Marshes of Skidway), “A”, 7.4%, 2034	350,000	349,178
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	300,000	300,723
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2027	280,000	223,695
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2042	260,000	188,950
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Wesley Commons), 5.3%, 2036	200,000	162,960
St. John’s County, FL, Industrial Development Authority Rev. (Glenmoor Project), “A”, 5.25%, 2026	500,000	419,320
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 2045	610,000	630,203
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.125%, 2029	550,000	563,728
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.375%, 2044	415,000	422,897
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8.25%, 2044	770,000	783,721
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	130,000	135,352
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	195,000	203,011
Westmoreland County, PA, Industrial Development Authority Rev. (Redstone Retirement Community), “A”, 5.875%, 2032	600,000	516,264
Westmoreland County, PA, Industrial Development Retirement Authority Rev. (Redstone Retirement Community), “A”, 5.75%, 2026	1,250,000	1,119,538
Wisconsin Health & Educational Facilities Authority Rev. (All Saints Assisted Living Project), 6%, 2037	180,000	165,598

		$32,113,307

Healthcare Revenue - Other – 0.6%
Massachusetts Health & Educational Facilities Authority Rev. (Civic Investments, Inc.), “A”, 9%, 2012 (c)	$650,000	$747,221

Industrial Revenue - Airlines – 5.3%
Alliance Airport Authority, Inc., TX (American Airlines, Inc.), 5.25%, 2029	$1,560,000	$1,154,322
Chicago, IL, O’Hare International Airport Special Facilities Rev. (American Airlines, Inc.), 5.5%, 2030	1,025,000	820,328
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 2029	200,000	224,992
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “B”, 9%, 2035	150,000	161,657
Dallas Fort Worth, TX, International Airport Facility Improvement Corp. (American Airlines, Inc.), 5.5%, 2030	750,000	577,920

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Airlines – continued
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc.), “E”, 7%, 2029	$200,000	$200,990
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 6.25%, 2029	535,000	515,975
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 9%, 2033	1,250,000	1,317,288
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.5%, 2016	600,000	619,818
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 2031	385,000	405,120
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), FRN, 7.625%, 2025	155,000	161,862
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc.), “B”, 8.5%, 2028	500,000	514,560

		$6,674,832

Industrial Revenue - Chemicals – 1.4%
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 2033	$400,000	$395,988
Michigan Strategic Fund Ltd. Obligation Rev. (Dow Chemical Co.), 6.25%, 2014	655,000	741,997
Port of Bay, TX, City Authority (Hoechst Celanese Corp.), 6.5%, 2026	660,000	662,323

		$1,800,308

Industrial Revenue - Environmental Services – 1.3%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 2023 (b)	$135,000	$143,420
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “C”, 5.125%, 2023	655,000	663,764
Carbon County, UT, Solid Waste Disposal Rev. (Laidlaw Environmental), “A”, 7.45%, 2017	500,000	500,655
Gulf Coast Waste Disposal Authority, TX (Waste Management, Inc.), “A”, 5.2%, 2028	360,000	366,574

		$1,674,413

Industrial Revenue - Metals – 0.3%
State of Indiana Finance Authority, Environmental Rev. (U.S. Steel Corp.), 6%, 2026	$390,000	$415,081

Industrial Revenue - Other – 3.7%
Annawan, IL, Tax Increment Rev. (Patriot Renewable Fuels LLC), 5.625%, 2018	$350,000	$285,761
California Statewide Communities, Development Authority Facilities (Microgy Holdings Project), 9%, 2038 (d)	53,546	5,205
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 2028	375,000	377,651
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 2023	435,000	429,737
Indianapolis, IN, Airport Authority Rev., Special Facilities (FedEx Corp.), 5.1%, 2017	500,000	523,180
Michigan Strategic Fund Rev. (Michigan Sugar Co.), “A”, 6.25%, 2015	1,000,000	963,260
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 2037	1,000,000	846,470
Virgin Islands Government Refinery Facilities Rev. (Hovensa Coker Project), 6.5%, 2021	250,000	257,073
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	400,000	406,332
Will-Kankakee, IL, Regional Development Authority Rev. (Flanders Corp.), 6.5%, 2017	555,000	554,861

		$4,649,530

Industrial Revenue - Paper – 3.5%
Beauregard Parish, LA (Boise Cascade Corp.), 6.8%, 2027	$1,000,000	$1,005,330
Bedford County, VA, Industrial Development Authority Rev. (Nekooska Packaging Corp.), 5.6%, 2025	400,000	381,816

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Paper – continued
Brunswick & Glynn County, GA, Development Authority Rev. (Georgia-Pacific LLC), 5.55%, 2026	$465,000	$436,937
Courtland, AL, Industrial Development Board Solid Waste Disposal Rev. (Champion International Corp.), 6%, 2029	1,000,000	1,002,480
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 5%, 2026	980,000	977,824
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 4.75%, 2030	290,000	267,943
Phenix City, AL, Industrial Development Board Environmental Improvement Rev., “A” (Mead Westvaco Coated Board Project), 6.35%, 2035	400,000	400,460

		$4,472,790

Miscellaneous Revenue - Entertainment & Tourism – 1.7%
Agua Caliente Band of Cahuilla Indians, CA, Rev., 5.6%, 2013 (n)	$495,000	$516,622
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 2030	135,000	144,565
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.25%, 2040	85,000	90,647
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.375%, 2043	65,000	69,650
Cow Creek Band of Umpqua Tribe of Indians, OR, “C”, 5.625%, 2026 (n)	650,000	526,266
Mashantucket Western Pequot Tribe, CT, “B”, 0%, 2018 (a)(n)	1,100,000	399,509
New York Liberty Development Corp. Rev. (National Sports Museum), “A”, 6.125%, 2019 (d)	351,999	1,056
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.125%, 2029	30,000	34,407
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.375%, 2039	25,000	28,168
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.5%, 2046	100,000	113,532
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.25%, 2027 (n)	280,000	259,431

		$2,183,853

Miscellaneous Revenue - Other – 2.7%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2024	$305,000	$287,658
Capital Trust Agency, FL (Aero Syracuse LLC), 6.75%, 2032	350,000	343,371
Dallas, TX, Civic Center Convention Complex Rev., ASSD GTY, 5.25%, 2034	845,000	900,863
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 2049	955,000	1,019,052
Summit County, OH, Port Authority Building Rev. (Twinsburg Township), “D”, 5.125%, 2025	630,000	559,100
V Lakes Utility District, MS, Water Systems Rev., 7%, 2037	300,000	278,826

		$3,388,870

Multi-Family Housing Revenue – 6.2%
Broward County, FL, Housing Finance Authority Rev. (Chaves Lakes Apartments Ltd.), “A”, 7.5%, 2040	$500,000	$500,090
Capital Trust Agency, FL, Housing Rev. (Atlantic Housing Foundation), “B”, 7%, 2032	625,000	267,606
Charter Mac Equity Issuer Trust, FHLMC, 6%, 2019 (n)	1,000,000	1,029,900
Charter Mac Equity Issuer Trust, “B”, FHLMC, 7.6%, 2010 (b)(n)	500,000	508,415
Clay County, FL, Housing Finance Authority Rev. (Madison Commons Apartments), “A”, 7.45%, 2040	492,770	483,447
District of Columbia Housing Finance Agency (Henson Ridge), “E”, FHA, 5.1%, 2037	655,000	658,661
Durham, NC, Durham Housing Authority Rev. (Magnolia Pointe Apartments), 5.65%, 2038 (b)	925,760	746,625
El Paso County, TX, Housing Finance Corp. (American Housing Foundation), “C”, 8%, 2032	280,000	280,879

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Multi-Family Housing Revenue – continued
El Paso County, TX, Housing Finance Corp. (American Housing Foundation), “D”, 10%, 2032	$285,000	$285,752
Minneapolis, MN, Student Housing Rev. (Riverton Community Housing Project), “A”, 5.7%, 2040	500,000	406,285
Mississippi Home Corp., Rev. (Kirkwood Apartments), 3.4%, 2037	605,000	386,480
MuniMae TE Bond Subsidiary LLC, 5.8%, 2049 (z)	1,000,000	688,740
New Mexico Mortgage Finance Authority, Multi-Family Housing Rev. (Sun Pointe Apartments), “E”, FHA, 4.8%, 2040	500,000	499,210
Resolution Trust Corp., Pass-Through Certificates, “1993”, 8.5%, 2016 (z)	455,481	435,800
Wilmington, DE, Multi-Family Housing Rev. (Electra Arms Senior Associates), 6.25%, 2028	805,000	690,875

		$7,868,765

Sales & Excise Tax Revenue – 4.6%
Bolingbrook, IL, Sales Tax Rev., 6.25%, 2024	$500,000	$319,555
Massachusetts School Building Authority, Dedicated Sales Tax Rev., AMBAC, 4.75%, 2032	840,000	887,796
Metropolitan Pier & Exposition Authority, State Tax Rev., Capital Appreciation, NATL, 0%, 2015	3,000,000	2,595,600
Metropolitan Pier & Exposition Authority, State Tax Rev., Capital Appreciation, ETM, FGIC, 0%, 2014 (c)	1,010,000	966,752
Regional Transportation District, CO, Private Activity Rev. (Denver Transportation Partners), 6%, 2034	630,000	665,482
Regional Transportation District, CO, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	300,000	313,605

		$5,748,790

Single Family Housing - Local – 1.3%
Minneapolis & St. Paul Housing Authority Rev. (City Living), “A-2”, GNMA, 5%, 2038	$571,876	$574,541
Pittsburgh, PA, Urban Redevelopment Authority Rev., “C”, GNMA, 4.8%, 2028	1,000,000	1,026,690

		$1,601,231

Single Family Housing - State – 2.6%
California Housing Finance Agency Rev., “G”, 5.5%, 2042	$415,000	$411,531
Colorado Housing & Finance Authority, “A”, 5.5%, 2029	1,315,000	1,415,216
Iowa Finance Authority, Single Family Mortgage Rev., “E”, 5.4%, 2032	615,000	636,919
Kentucky Counties Single Family Mortgage Rev., “A”, NATL, 9%, 2016	5,000	4,999
North Dakota Housing Finance Agency Rev., “A”, 4.85%, 2021	280,000	287,515
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 2015	210,000	217,776
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 2015	340,000	350,115

		$3,324,071

Solid Waste Revenue – 0.1%
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 2032	$75,000	$81,449

State & Agency - Other – 0.5%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.25%, 2024	$100,000	$100,277
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.5%, 2037	500,000	480,915

		$581,192

State & Local Agencies – 4.7%
Dorchester County, SC, School District No. 2, Growth Remedy Opportunity Tax Hike, 5.25%, 2029	$500,000	$525,940
Guam Government Department of Education (John F. Kennedy High School), “A”, COP, 6.875%, 2040	295,000	301,590
Laurens County, SC, School District No. 55, Installment Purchase Rev., 5.25%, 2030	700,000	705,362
Michigan Building Authority Rev., Facilities Program, “I”, 5%, 2024 (c)	45,000	47,325
Michigan Building Authority Rev., Facilities Program, “I”, 5%, 2024	955,000	989,265

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
New York Metropolitan Transportation Authority, “A”, 5.125%, 2029	$800,000	$841,080
Newberry, SC, Investing in Children’s Education (Newberry County School District Program), 5%, 2030	400,000	405,120
Philadelphia, PA, Municipal Authority Rev., 6.5%, 2034	135,000	145,176
Puerto Rico Public Finance Corp., “E”, 6%, 2026	820,000	1,114,388
Puerto Rico Public Finance Corp., “E”, ETM, 6%, 2026 (c)	80,000	107,518
Wisconsin General Fund Annual Appropriation Rev., “A”, 5.75%, 2033	660,000	748,460

		$5,931,224

Student Loan Revenue – 0.5%
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 2030	$505,000	$561,555
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 2022	25,000	27,384

		$588,939

Tax - Other – 1.2%
Dallas County, TX, Flood Control District, 7.25%, 2032	$750,000	$786,053
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3”, 5.25%, 2039	440,000	479,741
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	205,000	234,288

		$1,500,082

Tax Assessment – 8.9%
Anne Arundel County, MD, Special Obligation (National Business Park-North Project), 6.1%, 2040	$140,000	$141,947
Atlanta, GA, Tax Allocation (Eastside Project), “B”, 5.4%, 2020	500,000	516,235
Ave Maria Stewardship Community District, FL, “A”, 5.125%, 2038	150,000	117,461
Capital Region Community Development District, FL, Capital Improvement Rev., “A”, 7%, 2039	235,000	236,349
Celebration Community Development District, FL, “A”, 6.4%, 2034	690,000	702,958
Channing Park Community Development District, FL, 5.3%, 2038	360,000	284,112
Chicago, IL, Tax Increment Allocation (Pilsen Redevelopment), “B”, 6.75%, 2022	310,000	305,521
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 2036	250,000	199,678
Durbin Crossing Community Development District, FL, Special Assessment, “B-1”, 4.875%, 2010	100,000	95,128
Grand Bay at Doral Community Development District, FL, “A”, 6%, 2039	90,000	40,801
Grand Bay at Doral Community Development District, FL, “B”, 6%, 2017	545,000	248,536
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	315,000	268,090
Homestead, FL, Community Development District, Special Assessment, “A”, 6%, 2037	365,000	226,023
Homestead, FL, Community Development District, Special Assessment, “B”, 5.9%, 2013	170,000	104,169
Huntington Beach, CA, Community Facilities District, Special Tax (Grand Coast Resort), “2000-1”, 6.45%, 2031	500,000	504,720
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 2034	250,000	219,700
Magnolia Park Community Development District, FL, Special Assessment, “A”, 6.15%, 2039	615,000	425,592
Main Street Community Development District, FL, “A”, 6.8%, 2038	285,000	248,221
Main Street Community Development District, FL, “B”, 6.9%, 2017	225,000	215,262
Northwest Metropolitan District No. 3, CO, 6.25%, 2035	500,000	400,660
Oakmont Grove Community Development District, FL, “A”, 5.4%, 2038 (d)	300,000	111,000
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 2034	125,000	123,408
Orlando, FL, Special Assessment Rev. (Conroy Road Interchange Project), “A”, 5.8%, 2026	300,000	299,361

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax Assessment – continued
Plano, IL, Special Service Area No. 4 (Lakewood Springs Project Unit 5-B), 6%, 2035	$1,472,000	$1,289,840
San Diego, CA, Redevelopment Agency, Tax Allocation, AGM, 0%, 2018	1,015,000	716,174
Sarasota National Community Development District, FL, Special Assessment Rev., 5.3%, 2039 (d)	800,000	256,000
Sweetwater Creek Community Development District, FL, Capital Improvement Rev., 5.5%, 2038	190,000	85,500
Tolomato Community Development District, FL, Special Assessment, 6.65%, 2040	585,000	433,549
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	185,000	120,707
Volo Village, IL, Special Service Area No. 3, Special Tax (Symphony Meadows Project), “1”, 6%, 2036	484,000	366,335
West Villages Improvement District, FL, Special Assessment Rev. (Unit of Development No. 3), 5.5%, 2037	480,000	240,038
Westchester, FL, Community Development District No. 1 (Community Infrastructure), 6.125%, 2035	275,000	235,480
Westridge, FL, Community Development District, Capital Improvement Rev., 5.8%, 2037 (d)	960,000	364,800
Wyandotte County-Kansas City, KS, Unified Government Transportation Development District (Legends Village West Project), 4.875%, 2028	580,000	437,152
Yorba Linda, CA, Redevelopment Agency, Tax Allocation Rev., “A”, NATL, 0%, 2024	1,325,000	601,802

		$11,182,309

Tobacco – 7.1%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	$590,000	$480,006
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	2,810,000	2,039,667
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 6.5%, 2047	785,000	626,155
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.25%, 2013 (c)(f)	1,155,000	1,280,895
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “A-1”, 5%, 2033	440,000	346,804
Inland Empire, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, Capital Appreciation, “C-1”, 0%, 2036	1,815,000	97,411
Michigan Tobacco Settlement Finance Authority Rev., Asset Backed, “A”, 6%, 2048	1,490,000	1,129,629
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	450,000	307,616
Rhode Island Tobacco Settlement Authority, 6%, 2023	1,530,000	1,547,473
Virginia Tobacco Settlement Financing Corp., “B-1”, 5%, 2047	830,000	556,988
Washington Tobacco Settlement Authority Rev., 6.625%, 2032	500,000	504,350

		$8,916,994

Toll Roads – 4.1%
E-470 Public Highway Authority, CO, Capital Appreciation, “B”, NATL, 0%, 2018	$1,500,000	$998,190
Pennsylvania Turnpike Commission, Capital Appreciation, “C”, AGM, 0% to 2016, 6.25% to 2033	1,440,000	1,182,182
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Rev., Capital Appreciation, “A”, NATL, 0%, 2015	3,000,000	2,336,190
Texas Private Activity Bond, Surface Transportation Corp., 7%, 2040	615,000	670,578

		$5,187,140

Universities - Colleges – 9.4%
Brevard County, FL, Industrial Development Rev. (TUFF Florida Tech LLC Project), 6.75%, 2039	$540,000	$572,071
California Educational Facilities Authority Rev. (University of Southern California), “A”, 5.25%, 2038	1,270,000	1,406,335
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	100,000	106,744
Florida State University Board of Governors, System Improvement Rev., 6.25%, 2030	1,000,000	1,167,490
Grand Valley, MI, State University Rev., 5.5%, 2027	135,000	147,486
Grand Valley, MI, State University Rev., 5.625%, 2029	65,000	70,894

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Harris County, TX, Cultural Education Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 2032	$540,000	$536,900
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2036	110,000	99,421
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	670,000	716,357
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	155,000	166,180
Iowa Higher Education Loan Authority Rev., Private College Facilities (Upper Iowa University), 5.75%, 2030	80,000	81,769
Iowa Higher Education Loan Authority Rev., Private College Facilities (Upper Iowa University), 6%, 2039	90,000	92,796
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	255,000	293,602
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 2030	725,000	790,062
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 5.75%, 2039	455,000	478,419
Ohio Higher Education Facilities Rev. (Ashland University Project), 6.25%, 2024	660,000	689,159
Savannah, GA, Economic Development Authority Rev. (AASU Student Union LLC), ASSD GTY, 5.125%, 2039	1,320,000	1,396,679
University of Illinois Rev. (Auxiliary Facilities Systems), “A”, 5.125%, 2029	1,880,000	2,043,616
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 2028	300,000	343,806
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.25%, 2032	220,000	243,228
University of Southern Mississippi, Educational Building Corp. Rev. (Campus Facilities Project), 5.375%, 2036	80,000	88,178
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 2034	280,000	300,647

		$11,831,839

Universities - Dormitories – 0.6%
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	$735,000	$621,465
Pennsylvania Higher Education Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 2030	80,000	81,900
Pennsylvania Higher Education Facilities Authority Rev. (Edinboro University Foundation), 6%, 2043	110,000	113,029

		$816,394

Universities - Secondary Schools – 1.7%
California Statewide Communities Development Authority Rev., COP (Crossroads Schools for the Arts & Sciences), 6%, 2028	$950,000	$952,955
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 2040	215,000	222,162
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 2045	135,000	140,581
Colorado Housing Finance Development Rev. (Evergreen Country Day School), 5.875%, 2037	175,000	123,865
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 2039	195,000	206,776
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.375%, 2037	535,000	448,410
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School), 6%, 2035	50,000	51,618

		$2,146,367

Utilities - Cogeneration – 0.6%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Central Facilities (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 2026	$320,000	$322,870
Suffolk County, NY, Industrial Development Agency Rev. (Nissequoque Cogeneration Partners Facilities), 5.5%, 2023	550,000	500,313

		$823,183

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Investor Owned – 6.3%
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 5.75%, 2036 (b)	$150,000	$144,000
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 6.75%, 2038	555,000	276,884
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “D”, 5.4%, 2029 (b)	45,000	30,145
Bryant, IL, Pollution Control Rev. (Central Illinois Light Co.), 5.9%, 2023	975,000	978,286
Chula Vista, CA, Industrial Development Rev. (San Diego Gas), 5.875%, 2034	245,000	278,986
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 2040	500,000	521,395
Maricopa County, AZ, Pollution Control Corp., Pollution Control Rev. (Arizona Public Service Co.), “D”, 6%, 2029 (b)	475,000	520,410
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	85,000	92,673
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 6.3%, 2029	275,000	307,786
Mississippi Business Finance Corp., Pollution Control Rev. (Systems Energy Resources Project), 5.875%, 2022	1,500,000	1,504,425
New Hampshire Business Finance Authority, Pollution Control Rev. (Public Service of New Hampshire), “B”, NATL, 4.75%, 2021	250,000	252,978
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “A”, 6.25%, 2039	205,000	226,006
Pennsylvania Economic Development Financing Authority (Allegheny Energy Supply Co. LLC), 7%, 2039	600,000	679,536
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), 5.75%, 2029	1,015,000	1,041,217
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), 5.2%, 2028	185,000	83,524
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), 5.75%, 2030 (b)	155,000	148,825
Sweetwater County, WY, Pollution Control Rev. (Idaho Power Co.), 5.25%, 2026	540,000	588,681
West Feliciana Parish, LA, Pollution Control Rev. (Entergy Gulf States), 6.6%, 2028	270,000	271,050

		$7,946,807

Utilities - Municipal Owned – 0.1%
Harris County, TX, Cultural Education Facilities Financial Corp., Thermal Utilities Rev. (Teco Project), “A”, 5.25%, 2035	$140,000	$151,892

Utilities - Other – 3.7%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 2034	$155,000	$188,475
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	335,000	389,330
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 2028	335,000	342,320
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “B”, 5%, 2019	325,000	334,545
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 2018	230,000	253,097
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	25,000	28,677
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	705,000	671,703
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	1,710,000	1,778,109
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	270,000	280,233
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	165,000	168,774
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2025	240,000	240,725

		$4,675,988

Water & Sewer Utility Revenue – 3.2%
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 2022	$370,000	$444,504
Birmingham, AL, Waterworks Board Water Rev., “A”, ASSD GTY, 5.125%, 2034	595,000	641,547
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	655,000	709,732
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	135,000	145,275
Detroit, MI, Sewer Disposal System Rev., “B”, AGM, 7.5%, 2033	515,000	633,671

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev. “DD”, 4.75%, 2035	$790,000	$823,899
Surprise, AZ, Municipal Property Corp., 4.9%, 2032	700,000	671,090

		$4,069,718

Total Municipal Bonds		$198,633,289

Other Assets, Less Liabilities – 2.0%		2,524,768

Preferred Shares (issued by the Fund) – (59.4)%		(75,000,000)

Net assets applicable to common shares – 100.0%		$126,158,057

(a)	Non-income producing security.
(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	Non-income producing security - in default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $3,240,143, representing 2.6% of net assets applicable to common shares.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
MuniMae TE Bond Subsidiary LLC, 5.8%, 2049	10/04/04	$1,000,000	$688,740
Resolution Trust Corp., Pass-Through Certificates, “1993”, 8.5%, 2016	10/17/01-1/14/02	455,481	435,800

Total Restricted Securities			$1,124,540
% of Net Assets Applicable to Common Shares			0.9%

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
LOC	Letter of Credit

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS High Yield Municipal Trust

Supplemental Information (Unaudited) 8/31/10

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net assets value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of August 31, 2010 in valuing the fund’s assets or liabilities:

	Level 1	Level 2	Level 3	Total
Investments at Value
Municipal Bonds	$—	$198,633,289	$—	$198,633,289
Other Financial Instruments
Futures	$(72,018)	$—	$—	$(72,018)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$197,373,441

Gross unrealized appreciation	$13,159,428
Gross unrealized depreciation	(11,899,580)

Net unrealized appreciation (depreciation)	$1,259,848

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

MFS High Yield Municipal Trust

Supplemental Information (Unaudited) 8/31/10 - continued

(3) Derivative Contracts at 8/31/10

Futures Contracts Outstanding at 8/31/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	238	29,898,750	Dec-2010	$(58,931)
U.S. Treasury Bond 30 yr (Short)	USD	32	4,321,000	Dec-2010	(13,087)

					$(72,018)

At August 31, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS HIGH YIELD MUNICIPAL TRUST

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: October 18, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: October 18, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 18, 2010

*	Print name and title of each signing officer under his or her signature.